CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
NET SALES	R$ 30,188.4	R$ 28,314.1	R$ 27,883.9
Cost of sales	(25,320.7)	(22,601.2)	(20,934.0)
GROSS PROFIT	4,867.7	5,712.9	6,949.9
OPERATING INCOME (EXPENSES)
Selling expenses	(4,513.6)	(4,208.7)	(4,521.2)
General and administrative expenses	(551.1)	(462.5)	(442.6)
Impairment loss on trade and other receivables	(46.3)	(67.5)	(53.5)
Other operating income (expenses), net	19.3	(333.4)	1.0
Income from associates and joint ventures	17.7	22.4	29.3
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	(206.3)	663.2	1,962.9
Financial expenses	(3,891.1)	(3,445.5)	(4,277.4)
Financial income	1,649.6	1,563.7	2,336.5
INCOME (LOSS) BEFORE TAXES FROM CONTINUED OPERATIONS	(2,447.8)	(1,218.6)	22.0
Current income taxes	(6.8)	41.2	(148.8)
Deferred income taxes	340.1	210.6	15.8
LOSS FROM CONTINUED OPERATIONS	(2,114.5)	(966.8)	(111.0)
DISCONTINUED OPERATIONS
LOSS FROM DISCONTINUED OPERATIONS	(2,351.7)	(132.1)	(256.3)
LOSS FOR THE YEAR	(4,466.2)	(1,098.9)	(367.3)
Attributable to
Controlling shareholders	(2,115.0)	(984.3)	(107.8)
Non-controlling interest	0.5	17.5	(3.2)
LOSS FROM CONTINUED OPERATIONS	(2,114.5)	(966.8)	(111.0)
Attributable to
Controlling shareholders	(2,333.1)	(141.3)	(264.5)
Non-controlling interest	(18.6)	9.2	8.2
LOSS FROM DISCONTINUED OPERATIONS	R$ (2,351.7)	R$ (132.1)	R$ (256.3)
LOSSES PER SHARE FROM CONTINUED OPERATIONS
Weighted average shares outstanding - basic	811,294,251	803,559,763	801,903,266
Losses per share - basic	R$ (2.60691)	R$ (1.22486)	R$ (0.13442)
Weighted average shares outstanding - diluted	811,294,251	803,559,763	801,903,266
Losses per share - diluted	R$ (2.60691)	R$ (1.22486)	R$ (0.13442)
LOSSES PER SHARE FROM DISCONTINUED OPERATIONS
Weighted average shares outstanding - basic	811,294,251	803,559,763	801,903,266
(Losses) earnings per share - basic	R$ (2.87577)	R$ (0.17588)	R$ (0.32996)
Weighted average shares outstanding - diluted	811,294,251	803,559,763	801,903,266
(Losses) earnings per share - diluted	R$ (2.87577)	R$ (0.17588)	R$ (0.32996)